Guggenheim Limited Duration Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class R6 Shares [Member] | Guggenheim Limited Duration Fund | Class R6
Prospectus [Line Items]
Annual Return [Percent]	6.06%	6.03%	7.30%	(4.29%)	0.23%	6.75%